Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Debt instruments held [abstract]
Disclosure of detailed information about borrowings [text block]

	As of December 31
in 000€	2021	2020	2019
K€35,000 EIB bank loan	33,333	35,000	35,000
K€28,000 acquisition bank loan	15,604	18,621	21,612
K€18,000 secured bank loans	16,592	17,013	17,429
K€12,300 bank loans ACTech	8,160	10,470	11,850
K€9,050 other facility loans	2,248	2,910	3,599
Bank investment loans—top 20 outstanding	12,852	17,280	22,132
Bank investment loans—other	1,569	2,681	4,429
Lease liabilities	8,621	10,624	9,876
Institutional loan	—	353	824
Convertible bonds	—	—	1,000
Related party loan	128	158	187
Total loans and borrowings	99,107	115,110	127,938
Current	21,202	17,523	16,838
Non-Current	77,905	97,588	111,100

Disclosure of reconciliation of liabilities arising from financing activities [text block]

	For the year ended December 31
in 000€	2021	2020	2019
At January 1,	115,110	127,938	106,038
Proceeds from loans & borrowings	—	—	29,000
Repayment of loans & borrowings	(14,277)	(13,736)	(12,126)
New leases	2,355	4,626	8,326
Repayment of leases	(3,775)	(3,640)	(5,283)
Loans acquired from business combination	—	—	2,076
Net foreign exchange movements	(306)	(78)	(92)
At December 31,	99,107	115,110	127,938